Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedules of statutory net income, capital and surplus and reserve strengthening by subsidiary
Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2022	2021	2020
		(In millions)
Brighthouse Life Insurance Company of NY	New York	$ (152)	$ (52)	$ (390)
Statutory capital and surplus was as follows at:

	December 31,
Company	2022	2021
	(In millions)
Brighthouse Life Insurance Company of NY	$ 223	$ 357

Components of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Information regarding changes in the balances of each component of AOCI was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Total
	(In millions)
Balance at December 31, 2019	$ 116	$ 6	$ 122
OCI before reclassifications	190	(5)	185
Deferred income tax benefit (expense) (2)	(40)	1	(39)
AOCI before reclassifications, net of income tax	266	2	268
Amounts reclassified from AOCI	(13)	—	(13)
Deferred income tax benefit (expense) (2)	3	—	3
Amounts reclassified from AOCI, net of income tax	(10)	—	(10)
Balance at December 31, 2020	256	2	258
OCI before reclassifications	(163)	6	(157)
Deferred income tax benefit (expense) (2)	33	(1)	32
AOCI before reclassifications, net of income tax	126	7	133
Amounts reclassified from AOCI	2	—	2
Amounts reclassified from AOCI, net of income tax	2	—	2
Balance at December 31, 2021	128	7	135
OCI before reclassifications	(717)	12	(705)
Deferred income tax benefit (expense) (2)	151	(3)	148
AOCI before reclassifications, net of income tax	(438)	16	(422)
Amounts reclassified from AOCI	11	—	11
Deferred income tax benefit (expense) (2)	(2)	—	(2)
Amounts reclassified from AOCI, net of income tax	9	—	9
Balance at December 31, 2022	$ (429)	$ 16	$ (413)
(1)
See Note 6 for information on offsets to investments related to future policy benefits and DAC.
(2)
The effects of income taxes on amounts recorded in AOCI are also recognized in AOCI. These income tax effects are released from AOCI when the related activity is reclassified into results from operations.

Reclassification out of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Information regarding amounts reclassified out of each component of AOCI was as follows:

AOCI Components	Amounts Reclassified from AOCI			Statements of Operations Locations
	Years Ended December 31,
	2022	2021	2020
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$ (11)	$ (2)	$ 13	Net investment gains (losses)
Net unrealized investment gains (losses), before income tax	(11)	(2)	13
Income tax (expense) benefit	2	—	(3)
Net unrealized investment gains (losses), net of income tax	(9)	(2)	10
Total reclassifications, net of income tax	$ (9)	$ (2)	$ 10